Income tax - Income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income tax expense
Current income tax expense	¥ 74,300		¥ 73,613	¥ 71,933
Deferred income tax (benefit) expense	10,174	$ 1,475	(9,396)	(34,331)
Total	¥ 84,474	$ 12,248	¥ 64,217	¥ 37,602